RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
ICB Shipping (Bermuda) Ltd	579	2,315	2,315
Frontline Management (Bermuda) Ltd	13,192	2,962	154
The Former Golden Ocean	134	1,034	408
Ship Finance International Limited	12,060	—	—
Seateam Management Pte Ltd	1,932	562	228

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
Ship Finance International Limited	560	—	—
Seatankers Management Co Ltd	310	—	—

Net amounts charged to related parties comprise of commercial management fees from April 1, 2015. Such fees were charged by the Former Golden Ocean prior to that.

While comparatives have been given for the year ended December 31, 2013 in the table above, these companies were not considered to be related parties in 2013.

A summary of balances due from related parties as of December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Frontline 2012 Ltd	—	38
Seateam Management Pte Ltd	—	411
Frontline Ltd	4,455	—
Ship Finance International Ltd	36	—
United Freight Carriers LLC	2	—
Seatankers Management Co Ltd	1,139	—
Golden Opus Inc	2,534	—
Management	285	—
	8,451	449

A summary of balances owed to related parties as of December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Former Golden Ocean	—	356
Frontline Management (Bermuda) Ltd	3,924	1,558
ICB Shipping (Bermuda) Ltd	—	579
Frontline Ltd	176	62
Seateam Management Pte Ltd	1	—
	4,101	2,555
A summary of net amounts charged by related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
ICB Shipping (Bermuda) Ltd	579	2,315	2,315
Frontline Management (Bermuda) Ltd	13,192	2,962	154
The Former Golden Ocean	134	1,034	408
Ship Finance International Limited	12,060	—	—
Seateam Management Pte Ltd	1,932	562	228

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
Ship Finance International Limited	560	—	—
Seatankers Management Co Ltd	310	—	—